Schedule of Research and Development Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock based compensation	$ 54	$ 206	$ 485	$ 1,682
Total research and development expenses	64	375	1,178	2,061
Research and Development Expense [Member]
Salaries and related expenses			489	778
Subcontractors			499	947
Materials			1	55
Stock based compensation	$ 7	$ 23	43	158
Other expenses			146	123
Total research and development expenses			$ 1,178	$ 2,061